Investment in Associated Companies (Condensed Information Regarding Results of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Revenue		$ 691,796		$ 573,957		$ 487,763
(Loss) / income		(235,978)		312,652		930,273
Total comprehensive income		(246,936)		290,985		969,862
Depreciation and amortization		90,939		62,876		57,640
Income taxes		25,199		37,980		4,325
Z I M Member
Disclosure of associates [line items]
Revenue		5,162,200	[1]	12,561,600	[1]	10,728,698
(Loss) / income	[2]	(2,695,600)	[1]	4,619,400	[1]	4,640,305
Other comprehensive income	[2]	(12,300)	[1]	(41,200)	[1]	(3,462)
Total comprehensive income		(2,683,300)	[1]	4,578,200	[1]	4,636,843
Kenon's share of comprehensive income		(279,236)	[1]	1,023,567	[1]	1,258,913
Adjustments		13,190	[1]	558	[1]	1,116
Kenon share of comprehensive income presented in the books		(266,046)	[1]	1,024,125	[1]	1,260,029
Fairview [Member]
Disclosure of associates [line items]
Revenue		273,763		373,967		199,030
(Loss) / income	[2]	106,110		98,907		9,666
Other comprehensive income	[2]	(17,066)		15,730		11,192
Total comprehensive income		89,044		114,637		20,858
Kenon's share of comprehensive income		22,261		28,659		5,214
Adjustments		(1,928)		(1,267)		(1,249)
Kenon share of comprehensive income presented in the books		(20,333)		27,392		3,965
Cpv Maryland [Member]
Disclosure of associates [line items]
Revenue		238,800		243,710		170,292
(Loss) / income	[2]	23,956		33,249		5,420
Other comprehensive income	[2]	(25,678)		6,419		10,983
Total comprehensive income		(1,722)		39,668		16,403
Kenon's share of comprehensive income		(431)		9,917		4,101
Adjustments		453		458		2,354
Kenon share of comprehensive income presented in the books		22		10,375		6,455
Shore [Member]
Disclosure of associates [line items]
Revenue		134,805		261,386		189,985
(Loss) / income	[2]	(74,767)		6,853		16,247
Other comprehensive income	[2]	(18,728)		16,301		7,779
Total comprehensive income		(93,495)		23,154		24,026
Kenon's share of comprehensive income		(35,089)		8,690		9,017
Adjustments		3,777		3,554		3,644
Kenon share of comprehensive income presented in the books		(31,312)		12,244		12,661
Towantic [Member]
Disclosure of associates [line items]
Revenue		395,779		494,665		258,292
(Loss) / income	[2]	163,651		47,436		18,520
Other comprehensive income	[2]	(31,270)		22,616		11,140
Total comprehensive income		132,381		70,052		29,660
Kenon's share of comprehensive income		34,419		18,214		7,711
Adjustments		(54)		(184)		50
Kenon share of comprehensive income presented in the books		34,365		18,030		7,761
Valley [Member]
Disclosure of associates [line items]
Revenue		239,165		405,548		139,473
(Loss) / income	[2]	32,527		(69,138)		(58,793)
Other comprehensive income	[2]	22,637		(1,178)		(3,710)
Total comprehensive income		55,164		(70,316)		(55,083)
Kenon's share of comprehensive income		27,582		(35,158)		(27,542)
Adjustments		301		413		681
Kenon share of comprehensive income presented in the books		27,883		(35,571)		(26,861)
Three Rivers [Member]
Disclosure of associates [line items]
Revenue		(145,380)		(2,722)		174
(Loss) / income	[2]	(603)		(7,934)		(9,281)
Other comprehensive income	[2]	12,310		53,814		19,361
Total comprehensive income		(11,707)		45,880		10,080
Kenon's share of comprehensive income		(1,171)		4,588		1,008
Adjustments		(11)		0		0
Kenon share of comprehensive income presented in the books		$ (1,182)		$ 4,588		$ 1,008

[1]	As of December 31, 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.
[2]	Excludes portion attributable to non-controlling interest.